QUARTERLY RESULTS OF OPERATIONS (UNAUDITED) (Unaudited Consolidated Quarterly Results Of Operations) (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended								12 Months Ended
	Jun. 27, 2018	Mar. 28, 2018	Dec. 27, 2017	Sep. 27, 2017	Jun. 28, 2017	Mar. 29, 2017	Dec. 28, 2016	Sep. 28, 2016	Jun. 27, 2018	Jun. 28, 2017	Jun. 29, 2016
Quarterly Financial Information Disclosure [Abstract]
Revenues	$ 817,093	$ 812,534	$ 766,400	$ 739,390	$ 810,661	$ 810,641	$ 771,043	$ 758,492	$ 3,135,417	$ 3,150,837	$ 3,257,489
Income before provision for income taxes	55,015	58,916	41,142	15,149	67,662	59,612	48,268	32,966	170,222	208,508	286,387
Net income	$ 43,723	$ 46,916	$ 25,366	$ 9,877	$ 50,584	$ 42,369	$ 34,637	$ 23,233	$ 125,882	$ 150,823	$ 200,620
Basic net income per share	$ 1.03	$ 1.03	$ 0.55	$ 0.20	$ 1.03	$ 0.87	$ 0.70	$ 0.42	$ 2.75	$ 2.98	$ 3.47
Diluted net income per share	$ 1.01	$ 1.02	$ 0.54	$ 0.20	$ 1.02	$ 0.86	$ 0.69	$ 0.42	$ 2.72	$ 2.94	$ 3.42
Basic weighted average shares outstanding	42,649	45,433	46,432	48,293	48,917	48,954	49,833	54,844	45,702	50,638	57,895
Diluted weighted average shares outstanding	43,469	45,973	46,880	48,732	49,435	49,506	50,480	55,576	46,264	51,250	58,684